NET INCOME (LOSS) PER SHARE (Tables)	9 Months Ended
Sep. 30, 2013
NET INCOME (LOSS) PER SHARE
Schedule of computation of net loss per common share

The following table sets forth the computation of net loss per common share (in thousands, except per share amounts):

	Years Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
			(unaudited)
Net loss	$(4,325)	$(10,343)	$(4,472)	$(18,771)
Weighted-average shares used to compute basic and diluted net loss per share	7,600	8,024	7,971	9,346

Basic and diluted net loss per share	$(0.57)	$(1.29)	$(0.56)	$(2.01)

Schedule of anti-dilutive securities that were excluded from the calculation of diluted net loss per share attributable to common stockholders

The following securities were excluded from the calculation of diluted net loss per share attributable to common stockholders because their effect would have been anti-dilutive for the periods presented (in thousands):

	Years Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
			(unaudited)
Convertible preferred stock	16,546	19,479	19,479	—
Employee stock options	2,797	5,830	3,261	7,405
Shares subject to repurchase	—	—	436	380
Restricted stock units (RSUs)	—	—	—	51
Convertible preferred stock warrants	267	267	267	—

	19,610	25,576	23,443	7,836